Preferred and Ordinary Stock (Details) - Schedule of authorized, issued and outstanding stock, liquidation value and carrying value - FF Intelligent Mobility Global Holdings Ltd [Member] - USD ($)
$ in Thousands
	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Authorized Shares	2,016,311,662	1,650,588,235
Issued and Outstanding Shares	1,214,866,266	1,111,822,683	1,111,467,359
Liquidation Value	$ 2,041,347	$ 1,906,988
Carrying Value	$ 1,556,826	$ 1,422,467
Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Authorized Shares	470,588,235	470,588,235
Issued and Outstanding Shares	470,588,235	470,588,235	470,588,235
Liquidation Value	$ 800,000	$ 800,000
Carrying Value	$ 724,823	$ 724,823
Class A-1 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Authorized Shares	87,617,555
Issued and Outstanding Shares	57,513,413
Liquidation Value	$ 96,048
Carrying Value	$ 96,048
Class A-2 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Authorized Shares	158,479,868
Issued and Outstanding Shares	19,546,600
Liquidation Value	$ 38,311
Carrying Value	$ 38,311
Class A-3 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Authorized Shares	1,475,147
Issued and Outstanding Shares
Liquidation Value
Carrying Value
Class B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Authorized Shares	452,941,177	600,000,000
Issued and Outstanding Shares	452,941,177	452,941,177
Liquidation Value	$ 1,106,988	$ 1,106,988
Carrying Value	$ 697,643	$ 697,643
Class A Ordinary Stock [Member]
Class of Stock [Line Items]
Authorized Shares	665,209,680	400,000,000
Issued and Outstanding Shares	64,224,007	41,234,448	40,879,124
Liquidation Value
Carrying Value
Class B Ordinary Stock [Member]
Class of Stock [Line Items]
Authorized Shares	180,000,000	180,000,000
Issued and Outstanding Shares	150,052,834	147,058,823
Liquidation Value
Carrying Value	$ 1	$ 1